Accounting policies, Adoption of New Accounting Standards (Details) - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Oxford Finance Agreement [Member] | LIBOR [Member]
Adoption of new accounting standards [Abstract]
Borrowings, interest rate	8.85%
Oxford Finance Agreement [Member] | LIBOR [Member] | Bottom of range [member]
Adoption of new accounting standards [Abstract]
Borrowings, interest rate	9.01%
Oxford Finance Agreement [Member] | LIBOR [Member] | Top of range [member]
Adoption of new accounting standards [Abstract]
Borrowings, interest rate	12.01%
Interest Bearing Loans and Borrowings [Member]
Adoption of new accounting standards [Abstract]
Loan borrowings carrying amount	£ 37,226,000	£ 36,654,000